Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Interest rate on debt under revolving credit facility excluding prime rate	0.50%
Total debt amount available under revolving credit facility	$ 100,000
Revolving Credit Facility	$ 24	$ 75,000